4. Intangible Assets (Tables)	15 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Patents
	2013	2012
Patents	$36,950	$36,950
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(12,253)	(9,796)
Patents - net	$24,697	$27,154

Future Amortization of Intangible Assets
Year Ending December 31
2014	$2,457
2015	2,457
2016	2,457
2017	2,457
2018	2,457
2019 and Thereafter	12,411
$24,697